Fair value of financial instruments - Summary of Impact of Key Inputs and Assumptions on the Fair Value of the Convertible Notes (Parenthetical) (Details)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Percentage of impact of decreasing volatility on convertible notes	10.00%
Percentage points of impact of increasing volatility on convertible notes	10.00%
Percentage point of impact of decreasing Risk-free interest rate on convertible notes	1.00%
Percentage point of impact of increasing Risk-free interest rate on convertible notes	1.00%
Percentage point of impact of decreasing market interest rate on convertible notes	1.00%
Percentage point of impact of increasing market interest rate on convertible notes	1.00%
American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Percentage of impact of decreasing share price on convertible notes	30.00%
Percentage of impact of increasing share price on convertible notes	30.00%